Note 11 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense (Benefit), Total	$ 15,056,000	$ 14,732,000	$ 9,618,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	$ (423,000)	$ 7,000	$ 231,000
Unrecognized Tax Benefits, Ending Balance	0	$ 0
Deferred Tax Assets, Valuation Allowance	$ 0
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Open Tax Year	2019 2020 2021 2022